SHORT-TERM LOAN (Details) ¥ in Thousands, $ in Millions	1 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 CNY (¥)	Dec. 31, 2014 CNY (¥)	Jun. 30, 2014 CNY (¥)	Dec. 31, 2013
Short-term loan
Commitment of loan amounts			¥ 60,000
Hong Kong and Shanghai Banking Corporation Limited (Hong Kong) | Short-term loan
Short-term loan
Commitment of loan amounts		¥ 60,000
Interest rate (as a percent)		5.60%			6.72%
Maturity term		6 months
Fixed deposit from Chinacache Holdings pledged to secure the loan		¥ 60,000
SPD Bank (Beijing) | Short-term loan
Short-term loan
Commitment of loan amounts	$ 10			¥ 60,000
Interest rate (as a percent)	7.20%			7.20%
Maturity term	12 months
Fixed deposit from Chinacache Holdings pledged to secure the loan	$ 11			¥ 68,000